Contingent Liabilities, Commitments, Claims and Liens	12 Months Ended
Dec. 31, 2023
Contingent Liabilities, Commitments, Claims and Liens [Abstract]
CONTINGENT LIABILITIES, COMMITMENTS, CLAIMS AND LIENS
NOTE 17:-	CONTINGENT LIABILITIES, COMMITMENTS, CLAIMS AND LIENS

a.	License Agreement with Dekel Pharmaceuticals Ltd.:

In May 2015, the Company entered into an exclusive, irrevocable, worldwide license agreement with Dekel for certain technology and one granted U.S. patent related to compositions and methods for treating inflammatory disorders (the “Dekel License Agreement”). The Dekel License Agreement became effective in August 2015.

Pursuant to the Dekel License Agreement, the Company is obligated to pay Dekel fees based on specific milestones and royalties upon commercialization. The milestone payments include: (i) $25 upon the successful completion of preclinical trials (which milestone was met in November 2016; this milestone was paid in cash in March 2017); (ii) $75 upon the successful completion of a Phase I/IIa trial; and (iii) $75 upon the earlier of generating net revenues of at least $200 from the commercialization of the technology or the approval of the U.S. Food and Drug Administration or the European Medicines Agency, of a drug based on the licensed assets. In each case, and subject to the Company’s discretion, the respective milestone payments are payable in cash or equity based on a price per ordinary share of NIS 0.5. The royalty payments are 8% for commercialization and 35% pursuant to a sub-license of the licensed assets. The patent expiration dates of any patents maturing from this application would likely be 2029.

On July 14, 2019, an amendment to the Dekel License Agreement was signed (the “Amendment”), which encompasses the Company and Dekel’s original intention to exclude certain consumer packaged goods (meaning, inter alia, food, beverage, cosmetics, pet products and hemp based products, which are sources of nutrients or other substances which may have a nutritional effect) from the scope of the licensed products and the field of activity of the Company described in the Dekel License Agreement. The parties agreed to amend the Dekel License Agreement to reflect the foregoing clarification, as well as certain additional less material matters as discussed in the Amendment.

The Amendment also prescribes for a specific development plan under the Dekel License Agreement requiring the Company to invest in the licensed technology (as defined under the Dekel License Agreement) formulation development and maintenance a total annual investment to be capped at $350. The Amendment also included a non-compete and non-solicitation obligation by Dekel and Dr. Ascher Shmulewitz, the Company’s former Executive Chairman of the Board and former interim Chief Executive Officer, towards the Company’s field of activity.

On November 13, 2019, an additional milestone under the Dekel License Agreement, in the amount of $75, was reached upon the successful completion of a Phase IIa clinical trial. The Company paid the milestone amount on April 13, 2020.

b.	License Agreement with Yissum Research Development Company of the Hebrew University of Jerusalem Ltd. (“Yissum”):

On July 29, 2018, the Company entered into an exclusive, worldwide, sublicensable, royalty-bearing license with Yissum for a license to make commercial use of the licensed technology, in order to develop, obtain regulatory approvals, manufacture, market, distribute or sell products, all within the field and the territory only, as determined in the agreement (the “Yissum License Agreement”). According to the Yissum License Agreement, the Company shall pay Yissum royalties at the rates of future net sales, subject to the royalty reductions as described in the Yissum License Agreement. The Company is also obligated to pay sublicense fees out of the sublicense consideration. All right, title and interest in and to the Yissum License Agreement shall vest solely in Yissum, and the Company shall hold and make use of the rights granted. All rights in the development results shall be solely owned by the Company, except to the extent that an employee of Yissum, including the researcher, is considered an inventor of a patentable invention arising from the development results, in which case such invention and all patent applications and/or patents claiming such invention shall be owned jointly by the Company and Yissum, as appropriate, and Yissum’s share in such joint patents shall be automatically included in the Yissum License Agreement.

c.	Agreement with Hannover Medical School:

On April 11, 2017, the Company entered into an investigator-initiated study contract with Hannover Medical School (“MHH”) to conduct during 2018 a phase IIb clinical trial titled “A Randomized, Double-Blind, Placebo controlled study to Evaluate the Safety, Tolerability and Efficacy of Up to Twice Daily Oral SCI-110 in Treating Adults with Tourette Syndrome” in treating approximately 20 Tourette syndrome subjects aged 18 to 65. Upon the execution of the agreement the Company paid the first installment in the amount of $122 out of a total estimated amount of approximately $776. Due to regulatory and strategic reasons, the Company decided to change the study design from investigator-initiated to an industry sponsored trial. During October 2017, a discussion was carried out between the Company and MHH and the latter was informed about this change and a termination letter stating the above was sent to MHH on November 19, 2017. MHH has acknowledged that part of the first instalment that was paid by the Company, in accordance with the initial agreement, will be used to set-off amounts owed under a new agreement or will be paid back to the Company.

On August 13, 2018, the Company entered into an agreement with MHH to conduct a clinical study to evaluate the safety, tolerability and efficacy of daily oral SCI-110 in treating adults with Tourette syndrome, which agreement was subsequently updated on December 2, 2021, in an estimated amount of $1,385.

d.

Agreement with Yale University:

On July 27, 2022, the Company entered into an agreement with Yale University to conduct a clinical investigation and laboratory services for a randomized, double-blind, placebo-controlled, cross over study to evaluate the safety, tolerability and efficacy of daily oral SCI-110 in treating adults with Tourette syndrome in treating approximately 10 Tourette syndrome subjects aged 18 to 65. The total estimated amount of the agreement is approximately $370.

e.

On May 2, 2023, Capital Point Ltd. (“Capital Point”) filed with the Tel Aviv-Jaffa District Court (the “Court”) a suit against the Company, case number 2050-05-23 (the “Suit”). The Suit names the Company as the sole defendant and includes allegations of breaches of contract by the Company under the Israeli Contracts Law, 1973, unjust enrichment under the Israeli Unjust Enrichment Law, 1979 and breaches of the Company under the Israeli Torts Ordinance, 1968.

The Suit challenges a certain warrant issued by the Company to Capital Point (the “Capital Point Warrant”) to purchase $340,000 of ordinary shares of the Company (the “Warrant Shares”). The Capital Point Warrant was exercisable for 12 months from May 15, 2021, to May 15, 2022 and was issued in connection with the joint venture transaction, entered on May 15, 2020, by and between the Company, Capital Point and Evero Health Ltd., a majority owned subsidiary of the Company, as further described in the Company’s Report on Form 6-K, filed on May 19, 2020. The Suit claims that the Company unlawfully refused to accept the Capital Point Warrant exercise notice as of November 4, 2021 and accordingly the Company did not issue to Capital Point the Warrant Shares.

The Suit claims damages in the amount of NIS 10,000,000 (approximately $2.75 million), which accounts for, as of the date of the filing of the Suit, the agreed compensation according to Section 2(d)(i) of the Capital Point Warrant, an injunction order for the Company to issue the Warrant Shares to Capital Point, return of any unlawful profits received by the Company and punitive damages.

As of December 31, 2023, in connection with the aforementioned litigation, the shares of Evero Health Ltd. held by Capital Point are dormant and were forfeited by Evero Health Ltd.

As of the Approval Date, the Company cannot predict the likelihood of success of the Suit.